COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of operating lease payments
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2018	2017
No later than 1 year	$44.4	$55.3
Later than 1 year and no later than 5 years	118.9	125.6
Later than 5 years	76.7	82.0
	$240.0	$262.9

Contractual Obligation, Fiscal Year Maturity Schedule	The total contractual purchase commitments are as follows:

	2018	2017
No later than 1 year	$132.0	$118.4
Later than 1 year and no later than 5 years	90.7	119.0
Later than 5 years	0.5	1.7
	$223.2	$239.1